COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 2
dated June 16, 2016
to the Statement of Additional Information (“SAI”)
dated May 1, 2016, as supplemented through June 14, 2016

Effective immediately, the final paragraph of the section entitled “Currency transactions” set forth on page 16 of the SAI is hereby deleted in its entirety.

The following table hereby replaces in its entirety the “Officers” table set forth on page 32 of the “Management of CREF” section of the SAI.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF.
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Treasurer	One-year term. Treasurer since 2008.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen[1] TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Retail Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Paul Van Heest TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2016.	Executive Vice President, TIAA and CREF Income Products, and Executive Vice President of CREF.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.
Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.	Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF.
[1]	Mr. Van Dolsen is scheduled to retire as Executive Vice President on June 30, 2016.

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